Expense Example, No Redemption - GMO Emerging Country Debt Fund - GMO Emerging Country Debt Fund - ETF Class	Sep. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 153
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	500
Expense Example, No Redemption, 10 Years	$ 1,022